Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure Of Derivative Financial Assets And Liabilities Explanatory
31.12.22 31.12.21
USD bn
Derivative
financial
assets
Notional
amounts
related to
derivative
financial
assets
2,3
Derivative
financial
liabilities
Notional
amounts
related to
derivative
financial
liabilities
2,3
Other
notional
amounts
2,4
Derivative
financial
assets
Notional
amounts
related to
derivative
financial
assets
2,3
Derivative
financial
liabilities
Notional
amounts
related to
derivative
financial
liabilities
2,3
Other
notional
amounts
2,4
Interest rate contracts 39.8 1,057.4 37.5 1,022.9 11,255.4 33.2 991.2 28.7 943.1 8,675.1
of which: forwards (OTC)
1
0.2 37.7 0.0 34.6 792.7 0.1 29.4 0.2 28.6 443.6
of which: swaps (OTC)
25.2 326.1 19.8 281.0 9,728.6 26.4 394.3 19.2 344.1 7,549.4
of which: options (OTC)
14.2 687.5 17.5 705.0 6.6 545.2 9.2 553.6
of which: futures (ETD)
606.3 525.0
of which: options (ETD) 0.0 6.1 0.0 2.2 127.7 0.0 22.4 0.0 16.8 157.1
Credit derivative contracts 1.0 36.8 1.2 37.1 1.4 44.7 1.8 46.3 of which: credit default swaps (OTC)
0.9 34.2 1.0 36.8 1.3 39.4 1.6 44.1
of which: total return swaps (OTC) 0.1 0.9 0.2 0.3 0.1 1.3 0.2 1.7
Foreign exchange contracts 85.5 3,087.1 88.5 2,992.7 40.1 53.3 3,030.8 54.1 2,938.8 1.2
of which: forwards (OTC) 26.5 853.4 28.6 910.2 23.8 1,008.9 23.8 1,043.2
of which: swaps (OTC)
49.6 1,679.3 50.4 1,553.7 38.4 24.3 1,606.3 24.9 1,480.3
of which: options (OTC) 9.3 551.6 9.2 521.6 5.2 412.6 5.3 408.6
Equity contracts 22.2 384.5 26.1 501.3 63.4 28.2 456.9 34.9 603.9 80.1
of which: swaps (OTC) 5.3 95.5 6.6 122.0 4.7 105.7 9.3 154.8 of which: options (OTC) 2.8 51.6 4.4 89.0 4.6 61.4 6.5 102.3 of which: futures (ETD) 52.2 71.2
of which: options (ETD) 9.0 237.0 8.1 289.7 11.2 10.2 289.6 9.8 346.3 8.8
of which: client-cleared transactions (ETD) 5.1 7.0 8.6 9.4
Commodity contracts 1.4 68.1 1.4 64.2 17.6 1.6 57.8 1.6 56.4 14.7 of which: swaps (OTC) 0.5 19.3 0.7 19.3 0.5 19.9 0.8 25.4
of which: options (OTC) 0.4 15.8 0.3 13.3 0.4 14.0 0.2 10.4
of which: futures (ETD) 16.4 13.9
of which: forwards

(ETD)
0.0 24.5 0.0 23.2 0.0 18.1 0.0 15.2
of which: client-cleared transactions (ETD) 0.2 0.3 0.6 0.4
Loan commitments

measured at FVTPL (OTC)
0.0 0.9 0.0 3.7 0.0 0.8 0.0 8.2
Unsettled purchases of non-derivative
financial instruments
5
0.1 12.1 0.1 9.4 0.1 13.3 0.2 10.6
Unsettled sales of non-derivative

financial
instruments
5
0.1 13.0 0.0 10.7 0.2 18.2 0.1 9.4
Total derivative instruments,

based on IFRS netting
6
150.1 4,659.9 154.9 4,641.9 11,376.5 118.1 4,613.8 121.3 4,616.6 8,771.1
1 Includes certain forward starting repurchase and reverse

repurchase agreements that are classified as

measured at fair value through profit or loss and are recognized within derivative instruments.

2 In cases where
derivative financial

instruments

are presented

on a net

basis on

the balance

sheet, the

respective

notional amounts

of the netted

derivative financial

instruments

are still

presented on

a gross

basis.

3 Notional
amounts of client-cleared

ETD and OTC

transactions through

central clearing

counterparties are

not disclosed, as they

have significantly

different risk profile.

4 Other notional

amounts relate to

derivatives that

are
cleared through either a central

counterparty or an exchange.

The fair value

of these derivatives is presented

on the balance sheet

net of the corresponding

cash margin under Cash

collateral receivables

on derivative
instruments and Cash

collateral payables

on derivative

instruments and

was not

material for

any of the

periods presented.

5 Changes in

the fair

value of

purchased and

sold non-derivative

financial instruments
between trade date and settlement

date are recognized as derivative

financial instruments.

6 Derivative financial

assets and liabilities are presented

net on the balance sheet if UBS

has the unconditional and legally
enforceable right to offset the rec

ognized amounts, both in

the normal course of business and

in the event of default, bankruptcy

or insolvency of the entity

and all of the counterparties,

and intends either to settle

on
a net basis or to realize the asset

and settle the liability simultaneously.

Refer to Note 21 for

more information on netting

arrangements.

UBS AG
Entity [Table]
Disclosure Of Derivative Financial Assets And Liabilities Explanatory
31.12.22 31.12.21
USD bn
Derivative
financial
assets
Notional
amounts
related to
derivative
financial
assets
2,3
Derivative
financial
liabilities
Notional
amounts
related to
derivative
financial
liabilities
2,3
Other
notional
amounts
2,4
Derivative
financial
assets
Notional
amounts
related to
derivative
financial
assets
2,3
Derivative
financial
liabilities
Notional
amounts
related to
derivative
financial
liabilities
2,3
Other
notional
amounts
2,4
Interest rate contracts 39.8 1,057.4 37.5 1,022.9 11,255.4 33.2 991.2 28.7 943.1 8,675.1
of which: forwards (OTC)
1
0.2 37.7 0.0 34.6 792.7 0.1 29.4 0.2 28.6 443.6
of which: swaps (OTC) 25.2 326.1 19.8 281.0 9,728.6 26.4 394.3 19.2 344.1 7,549.4
of which: options (OTC) 14.2 687.5 17.5 705.0 6.6 545.2 9.2 553.6 of which: futures (ETD) 606.3 525.0
of which: options (ETD) 0.0 6.1 0.0 2.2 127.7 0.0 22.4 0.0 16.8 157.1
Credit derivative contracts 1.0 36.8 1.2 37.1 1.4 44.7 1.8 46.3 of which: credit default swaps (OTC) 0.9 34.2 1.0 36.8 1.3 39.4 1.6 44.1 of which: total return swaps (OTC) 0.1 0.9 0.2 0.3 0.1 1.3 0.2 1.7
Foreign exchange contracts 85.5 3,087.3 88.5 2,992.7 40.1 53.3 3,031.0 54.1 2,938.8 1.2
of which: forwards (OTC) 26.5 853.6 28.6 910.2 23.8 1,009.1 23.8 1,043.2
of which: swaps (OTC)
49.6 1,679.3 50.4 1,553.7 38.4 24.3 1,606.4 24.9 1,480.3
of which: options (OTC) 9.3 551.6 9.2 521.6 5.2 412.6 5.3 408.6
Equity contracts 22.2 384.5 26.1 501.3 63.4 28.2 456.9 34.9 603.9 80.1
of which: swaps (OTC) 5.3 95.5 6.6 122.0 4.7 105.7 9.3 154.8 of which: options (OTC) 2.8 51.6 4.4 89.0 4.6 61.4 6.5 102.3 of which: futures (ETD) 52.2 71.2
of which: options (ETD) 9.0 237.0 8.1 289.7 11.2 10.2 289.6 9.8 346.3 8.8
of which: client-cleared transactions (ETD) 5.1 7.0 8.6 9.4
Commodity contracts 1.4 68.1 1.4 64.2 17.6 1.6 57.8 1.6 56.4 14.7 of which: swaps (OTC) 0.5 19.3 0.7 19.3 0.5 19.9 0.8 25.4
of which: options (OTC) 0.4 15.8 0.3 13.3 0.4 14.0 0.2 10.4
of which: futures (ETD) 16.4 13.9
of which: forwards

(ETD)
0.0 24.5 0.0 23.2 0.0 18.1 0.0 15.2
of which: client-cleared transactions (ETD) 0.2 0.3 0.6 0.4
Loan commitments

measured at FVTPL (OTC) 0.0 0.9 0.0 3.7 0.0 0.8 0.0 8.2
Unsettled purchases of non-derivative
financial instruments
5
0.1 12.1 0.1 9.4 0.1 13.3 0.2 10.6
Unsettled sales of non-derivative

financial
instruments
5
0.1 13.0 0.0 10.7 0.2 18.2 0.1 9.4
Total derivative instruments,

based on IFRS netting
6
150.1 4,660.1 154.9 4,642.0 11,376.5 118.1 4,614.0 121.3 4,616.6 8,771.1
1 Includes certain forward starting repurchase

and reverse repurchase agreements that are classified

as measured at fair value through profit or loss and are recognized within derivative instruments.

2 In cases where
derivative financial

instruments

are presented

on a net

basis on

the bal

ance sheet,

the respective

notional amounts

of the

netted derivative

financial instruments

are still

presented on

a gross

basis.

3 Notional
amounts of client-cleared

ETD and OTC

transactions through

central clearing

counterparties are

not disclosed, as they

have significantly

different risk profile.

4 Other notional

amounts relate to

derivatives that are
cleared through either a central

counterparty or an

exchange. The fair

value of these derivatives

is presented on the balance

sheet net of the corresponding

cash margin under

Cash collateral receivables

on derivative
instruments and Cash

collateral payables

on derivative

instruments and

was

not material for

any of the

periods presented.

5 Changes

in the fair

value of

purchased and

sold non-derivative

financial instruments
between trade date

and settlement

date are recognized

as derivative

financial instruments.

6 Derivative

financial assets and

liabilities are

presented net

on the balance sheet

if UBS AG

has the unconditional

and
legally enforceable right

to offset the recognized

amounts, both

in the normal course

of business and in the

event of default,

bankruptcy or insolvency

of the entity and all

of the counterparties,

and intends either

to
settle on a net basis or to realize

the asset and settle the liability

simultaneously. Refer

to Note 21 for more

information on netting

arrangements.